UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

     /s/ Timothy K. McManus     New York, New York     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $641,375 (thousands)


List of Other Included Managers: NONE

* All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101    11117  1018990 SH       SOLE    NONE          1018990        0        0
BAIDU INC                      SPON ADR REP A   056752108    82502  1211844 SH       SOLE    NONE          1211844        0        0
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109     2463   162551 SH       SOLE    NONE           162551        0        0
CHINA NEPSTAR CHAIN DRUGSTOR   SPONSORED ADR    16943C109     2746   866339 SH       SOLE    NONE           866339        0        0
CNINSURE INC                   SPONSORED ADR    18976M103    22835   880302 SH       SOLE    NONE           880302        0        0
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    36061   960098 SH       SOLE    NONE           960098        0        0
GOOGLE INC                     CL A             38259P508    55290   124261 SH       SOLE    NONE           124261        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    23369   598583 SH       SOLE    NONE           598583        0        0
LAUDER ESTEE COS INC           CL A             518439104      638    11450 SH       SOLE    NONE            11450        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   195639  6226573 SH       SOLE    NONE          6226573        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   155666  1670416 SH       SOLE    NONE          1670416        0        0
YAHOO INC                      COM              984332106    53049  3835782 SH       SOLE    NONE          3835782        0        0